UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				March 31, 2010 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Commercial Banks
354,500	Preferred Bank *	$ 2,292,060	$ 482,120	0.77%
400	Rurban Financial Corp. *	2,685	2,720
		2,294,745	484,840
Conglomerate
142,049	Regency Affiliates, Inc. *	750,235	602,288
6,867	Wesco Financial Corp.	2,034,457	2,647,229
301,112	WHX Corp. *	3,882,652	737,724
		6,667,344	3,987,241	6.34%

Electronics
9,500	White Electronics Designs Corp. *	38,285	66,500
192,500	Nu Horizons Electronics Corp. *	227,756	617,925
		266,041	684,425	1.09%
Fabricated Metal Products
7,500	Keystone Consol Industries, Inc. *	66,584	37,500
211,100	Hardinge, Inc.	968,415	1,899,900
		1,034,999	1,937,400	3.08%

Financial Services
369,700	Asta Funding, Inc.	823,017	2,602,688
330,845	BKF Capital Group, Inc. *	1,200,242	307,686
512,840	Cadus Corp. *	828,076	805,159
16,500	Capital Southwest Corp. *	1,332,891	1,499,520
271,570	Cosine Communications, Inc. *	668,134	505,120
228,656	Harbinger Group, Inc. *	1,483,416	1,548,001
117,200	Kent Financial Services, Inc. *	265,452	193,368
236,900	MVC Capital, Inc. *	2,596,398	3,214,733
170,650	Novt Corp. *	400,596	435,158
		9,598,222	11,111,433	17.67%

Furniture & Fixtures
133,810	Flexsteel Industries, Inc.	968,933	1,818,478	2.89%

HVAC & Constructon Products
2,600	Continental Materials Corp. *	21,962	37,700	0.06%

Industrial Distribution
1,713	Lawson Products, Inc. *	17,113	26,500	0.04%

Industrial Instruments For Measurement, Display, and Control
50,200	Electronic Sesors, Inc.	199,619	190,760	0.30%

Insurance
1,364,525	First Acceptance Corp. *	3,906,849	2,783,631
206,700	Hallmark Financial Services, Inc. *	1,346,806	1,860,300
24,400	Independence Holdings Co.	116,279	231,556
84,400	Montpelier Re Holdings Ltd.	1,100,310	1,418,764
25,400	Old Republic International Corp.	199,354	322,072
900	Navigators Group, Inc. *	33,483	35,397
3,400	Penn Millers Holding Corp. *	35,860	41,310
		6,738,941	6,693,030	10.65%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	146,680	0.23%

Mobile Homes
54,200	Nobility Homes, Inc. *	420,198	530,618	0.84%

Optical Instruments & Lenses
34,816	Meade Instruments Corp. *	304,160	143,790
102,400	Perceptron, Inc. *	311,513	445,440
		615,673	589,230	0.94%

Security Services
1,627,683	Sielox, Inc. *	554,777	35,809	0.06%

Textile Mill Products
48,100	Lydall, Inc. *	104,773	377,585	0.60%

Trucking
132,500	P.A.M. Transportation Services, Inc. *	601,884	1,828,500	2.92%

Total for Common Stock		$ 30,564,773	$ 30,480,229	48.48%

Closed-End & Exchange Traded Funds
9,500	Central Europe & Russia Fund, Inc. *	115,185	339,910
10,500	First Trust ISE-Revere Natural Gas *	104,279	181,965
59,960	Japan Smaller Capitalization Fund, Inc. *	373,704	530,046
10,147	Korea Fund, Inc. *	176,676	372,395
39,559	Petroleum & Resources Corp.	698,970	942,295
13,100	Proshares UltraShort Long Bond *	472,246	637,839
25,400	ProShares UltraShort Russell 2000 *	1,176,266	421,386
23,700	ProShares UltraShort Technology *	1,098,951	498,411
29,100	Singapore Fund, Inc. *	185,885	379,758
27,300	Turkish Investment Fund, Inc. *	121,506	377,832
		4,523,668	4,681,837

Total for Closed-End Mutual Fund		$ 4,523,668	$ 4,681,837	7.45%

Real Estate Investment Trust
533	USA Real Estate Investors Trust *	249,424	90,610

Total for Real Estate Investment Trust		$ 249,424	$ 90,610	0.14%

SHORT TERM INVESTMENTS
Money Market Fund
27,567,404	First American Government Obligation Fund Cl Z 0.02% **	27,567,404	27,567,404

Total for Short Term Investments		$ 27,567,404	$ 27,567,404	43.85%

	Total Investments	$ 62,905,269	$ 62,820,080	99.92%

	Other Assets Less Liabilities		53,009	0.08%

	Net Assets		$ 62,873,089	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $62,905,269 amounted to $85,189, which consisted of aggregate gross unrealized appreciation of $10,209,387 and aggregate gross unrealized depreciation of $10,294,576.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$30,480,229	$0	$0	$30,480,229
Closed-End & Exchange Traded Funds		$4,681,837	$0	$0	$4,681,837
Real Estate Investment Trusts		$90,610	$0	$0	$90,610
Preferred Stocks		$0	$0	$0	$0
Cash Equivalents		$27,567,404	$0	$0	$27,567,404
Total		$62,820,080	$0	$0	$62,820,080

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 19, 2010

* Print the name and title of each signing officer under his or her signature.